Dispositions (Tables)	12 Months Ended
May 29, 2016
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures
Earnings from discontinued operations, net of taxes in our accompanying consolidated statements of earnings are comprised of the following:

(in millions)	Fiscal Year Ended
	May 29, 2016	May 31, 2015	May 25, 2014
Sales	$—	$400.4	$2,472.1
Costs and expenses:
Restaurant and marketing expenses	1.8	353.0	2,134.1
Depreciation and amortization	—	0.2	124.6
Other income and expenses (1)	(20.5)	(810.7)	78.1
Earnings before income taxes	18.7	857.9	135.3
Income tax expense	3.4	344.8	32.3
Earnings from discontinued operations, net of tax	$15.3	$513.1	$103.0

(1)	Amounts for fiscal years 2016 and 2015 primarily relate to the gain recognized on the sale of Red Lobster.